Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring [Abstract]
Restructuring

Note 11: Restructuring

No significant restructuring actions were taken in 2012 and 2011.

In 2010, the Company incurred restructuring expenses of $16 million primarily related to severance and other employee-related costs incurred due to personnel reduction actions being implemented under the 2009 plan.